American Century Investments®
Quarterly Portfolio Holdings
Sustainable Equity Fund
January 31, 2021

Sustainable Equity - Schedule of Investments
JANUARY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.4%
Aerospace and Defense — 0.7%
Lockheed Martin Corp.	70,746	22,767,478
Air Freight and Logistics — 1.0%
Expeditors International of Washington, Inc.	129,022	11,550,049
United Parcel Service, Inc., Class B	137,713	21,345,515
		32,895,564
Auto Components — 1.1%
Aptiv plc	247,418	33,055,045
Automobiles — 1.7%
Tesla, Inc.(1)	66,677	52,910,200
Banks — 4.0%
Bank of America Corp.	1,295,293	38,405,438
JPMorgan Chase & Co.	424,578	54,630,451
Regions Financial Corp.	1,996,439	33,959,427
		126,995,316
Beverages — 1.3%
PepsiCo, Inc.	300,068	40,980,287
Biotechnology — 2.5%
AbbVie, Inc.	312,220	31,996,306
Amgen, Inc.	138,678	33,481,030
Vertex Pharmaceuticals, Inc.(1)	54,431	12,469,053
		77,946,389
Building Products — 1.7%
Johnson Controls International plc	641,811	31,975,024
Masco Corp.	389,872	21,173,948
		53,148,972
Capital Markets — 4.3%
Ameriprise Financial, Inc.	83,235	16,469,710
BlackRock, Inc.	39,704	27,842,827
Intercontinental Exchange, Inc.	151,478	16,715,597
Morgan Stanley	658,467	44,150,212
S&P Global, Inc.	97,170	30,802,890
		135,981,236
Chemicals — 2.7%
Air Products and Chemicals, Inc.	58,899	15,711,897
Ecolab, Inc.	81,270	16,620,528
Linde plc	142,358	34,934,653
Sherwin-Williams Co. (The)	26,130	18,076,734
		85,343,812
Communications Equipment — 0.5%
Cisco Systems, Inc.	337,312	15,037,369
Consumer Finance — 0.6%
American Express Co.	173,860	20,212,964
Containers and Packaging — 0.7%
Ball Corp.	234,935	20,678,979
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	292,825	16,032,169
Electric Utilities — 2.1%
NextEra Energy, Inc.	821,648	66,446,674

Electrical Equipment — 1.0%
Eaton Corp. plc	164,710	19,386,367
Rockwell Automation, Inc.	43,742	10,871,199
		30,257,566
Electronic Equipment, Instruments and Components — 1.7%
CDW Corp.	67,788	8,924,968
Cognex Corp.	202,434	16,625,904
Keysight Technologies, Inc.(1)	197,220	27,924,380
		53,475,252
Entertainment — 2.7%
Activision Blizzard, Inc.	160,655	14,619,605
Walt Disney Co. (The)(1)	411,347	69,176,225
		83,795,830
Equity Real Estate Investment Trusts (REITs) — 1.9%
Prologis, Inc.	581,598	60,020,914
Food and Staples Retailing — 1.5%
Costco Wholesale Corp.	47,372	16,695,314
Sysco Corp.	423,761	30,303,149
		46,998,463
Food Products — 0.8%
Beyond Meat, Inc.(1)	7,080	1,260,806
Mondelez International, Inc., Class A	406,545	22,538,855
Vital Farms, Inc.(1)	119,794	2,962,506
		26,762,167
Health Care Equipment and Supplies — 1.9%
Edwards Lifesciences Corp.(1)	306,112	25,278,729
Medtronic plc	250,755	27,916,554
ResMed, Inc.	31,823	6,414,562
		59,609,845
Health Care Providers and Services — 3.2%
Cigna Corp.	90,461	19,634,560
CVS Health Corp.	371,134	26,591,751
Humana, Inc.	36,726	14,070,098
UnitedHealth Group, Inc.	119,612	39,900,171
		100,196,580
Hotels, Restaurants and Leisure — 0.6%
Chipotle Mexican Grill, Inc.(1)	12,268	18,156,640
Household Products — 1.6%
Colgate-Palmolive Co.	201,909	15,748,902
Procter & Gamble Co. (The)	281,276	36,062,396
		51,811,298
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	211,239	41,269,763
Insurance — 1.5%
Aflac, Inc.	228,765	10,335,603
Marsh & McLennan Cos., Inc.	118,528	13,027,412
Progressive Corp. (The)	61,082	5,325,739
Prudential Financial, Inc.	126,454	9,898,819
Travelers Cos., Inc. (The)	53,522	7,295,049
		45,882,622
Interactive Media and Services — 4.9%
Alphabet, Inc., Class A(1)	62,638	114,462,175
Facebook, Inc., Class A(1)	152,166	39,309,043
		153,771,218
Internet and Direct Marketing Retail — 5.8%
Amazon.com, Inc.(1)	43,589	139,755,052

Booking Holdings, Inc.(1)	9,328	18,136,710
Expedia Group, Inc.	196,933	24,439,385
		182,331,147
IT Services — 5.2%
Accenture plc, Class A	135,273	32,725,244
Mastercard, Inc., Class A	128,443	40,625,236
PayPal Holdings, Inc.(1)	214,719	50,310,809
Visa, Inc., Class A	212,062	40,980,982
		164,642,271
Life Sciences Tools and Services — 2.2%
Agilent Technologies, Inc.	235,682	28,321,906
Thermo Fisher Scientific, Inc.	82,034	41,812,730
		70,134,636
Machinery — 1.9%
Cummins, Inc.	120,846	28,328,720
Parker-Hannifin Corp.	121,002	32,018,339
		60,347,059
Media — 0.5%
Comcast Corp., Class A	330,991	16,407,224
Multiline Retail — 0.5%
Target Corp.	79,345	14,374,934
Oil, Gas and Consumable Fuels — 1.2%
ConocoPhillips	644,581	25,802,577
Phillips 66	162,555	11,021,229
		36,823,806
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	66,307	15,691,552
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	468,021	28,750,530
Merck & Co., Inc.	432,119	33,303,411
Novo Nordisk A/S, B Shares	202,777	14,104,290
Zoetis, Inc.	107,738	16,618,587
		92,776,818
Professional Services — 0.3%
IHS Markit Ltd.	98,073	8,540,197
Road and Rail — 1.3%
Norfolk Southern Corp.	95,016	22,482,686
Union Pacific Corp.	91,188	18,006,894
		40,489,580
Semiconductors and Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.(1)	197,091	16,878,873
Applied Materials, Inc.	226,372	21,885,645
ASML Holding NV	54,044	28,774,352
Broadcom, Inc.	53,302	24,012,551
NVIDIA Corp.	93,152	48,400,848
Texas Instruments, Inc.	166,457	27,580,260
		167,532,529
Software — 8.6%
Adobe, Inc.(1)	53,662	24,618,516
Microsoft Corp.	949,103	220,153,932
salesforce.com, Inc.(1)	107,093	24,155,897
		268,928,345
Specialty Retail — 2.9%
Home Depot, Inc. (The)	208,967	56,592,443

TJX Cos., Inc. (The)	525,601	33,659,488
		90,251,931
Technology Hardware, Storage and Peripherals — 6.4%
Apple, Inc.	1,527,719	201,597,799
Textiles, Apparel and Luxury Goods — 1.9%
NIKE, Inc., Class B	317,928	42,472,001
VF Corp.	207,785	15,972,433
		58,444,434
TOTAL COMMON STOCKS (Cost $2,349,700,389)		3,061,754,874
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/31/22 - 1/31/25, valued at $28,892,775), in a joint trading account at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $28,315,118)		28,315,047
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/27, valued at $48,152,200), at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $47,208,118)		47,208,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	41,558	41,558
TOTAL TEMPORARY CASH INVESTMENTS (Cost $75,564,605)		75,564,605
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $2,425,264,994)		3,137,319,479
OTHER ASSETS AND LIABILITIES — 0.2%		6,806,988
TOTAL NET ASSETS — 100.0%		$3,144,126,467

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	551,249	USD	668,728	Credit Suisse AG	3/31/21	$1,095
EUR	822,279	USD	999,127	Credit Suisse AG	3/31/21	26
EUR	528,280	USD	641,216	Credit Suisse AG	3/31/21	698
USD	21,567,038	EUR	17,564,165	Credit Suisse AG	3/31/21	224,797
USD	626,454	EUR	512,202	Credit Suisse AG	3/31/21	4,076
USD	721,350	EUR	585,702	Credit Suisse AG	3/31/21	9,663
USD	548,642	EUR	450,187	Credit Suisse AG	3/31/21	1,620
USD	1,739,714	EUR	1,437,841	Credit Suisse AG	3/31/21	(7,408)
USD	967,687	EUR	794,717	Credit Suisse AG	3/31/21	2,025
USD	973,680	EUR	799,311	Credit Suisse AG	3/31/21	2,437
						$239,029

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	382	March 2021	$70,769,320	$(593,897)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,018,876,232	42,878,642	—
Temporary Cash Investments	41,558	75,523,047	—
	3,018,917,790	118,401,689	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	246,437	—

Liabilities
Other Financial Instruments
Futures Contracts	593,897	—	—
Forward Foreign Currency Exchange Contracts	—	7,408	—
	593,897	7,408	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.